FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                           /  /    (a)

or fiscal year ending:                                      12/31/07  (b)

Is this a transition report?:(Y/N)                             N
                                                            --------

Is this an amendment to a previous filing? (Y/N)               N
                                                            --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  First Investors Single Payment and Periodic Payment
                        Plans for Investment in First Investors Insured Tax Exempt Fund, Inc.

   B. File Number:      811-2691

   C. Telephone Number: (212) 858-8000

2. A. Street:           110 Wall Street

   B. City:  New York   C. State: New York D. Zip Code: 10005 Zip Ext:

   E. Foreign Country:        Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)          N
                                                                     -----

4. Is this the last filing on this form by Registrant? (Y/N)           N
                                                                     -----

5. Is Registrant a small business investment company (SBIC)? (Y/N)     N
   [If answer is "Y" (Yes), complete only items 89 through 110.]     -----

6. Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]    -----

7. A. Is Registrant a series or multiple portfolio company? (Y/N)    -----
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant
      have at the end of the period?                                 -----

                                                         -----------------------
     For period ending      12/31/07                     If filing more than one
                                                         Page 43, "X" box: [ ]
     File number  811-2691                               -----------------------


      UNIT INVESTMENT TRUSTS

111.   A. [/]  Depositor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code

                                                                     Postal Code
111.   A. [/]  Depositor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


112.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code
                                                                     Postal Code
                                                                     Postal Code
112.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code
                                                                     Postal Code


                                                         -----------------------
                                                         If filing more than one
     For period ending  12/31/07                         Page 44, "X" box: [ ]
                                                         -----------------------
     File number 811-2691


113.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code

113.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


114.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


114.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


115.   A. [/]  Independent Public Accountant Name:

       B. [/]  City:               State:               C. Zip Code:
                                                                     Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

115.   A. [/]  Independent Public Accountant Name:

       B. [/]  City:               State:               C. Zip Code:
                                                                     Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

116.   Family of investment companies information:
       A. [/]  Is Registrant part of a family of investment
               companies? (Y/N)        __________
                                                                     ----------
                                                                      Y/N
       B. [/]  Identify the family in 10 letters: _ _ _ _ _ _

      (NOTE:   In filling this form, use this identification consistently for
               all investment companies in   family.  This designation is for
               purposes of this form only.)

                                                         -----------------------
                                                         If filing more than one
     For period ending 12/31/07                          Page 45, "X"  box: [ ]
                                                         -----------------------
     File number 811-2691


117.   A. [/]  Is Registrant a separate account of an
               insurance company? (Y/N)    ____________
                                                                             ---
                                                                             Y/N

               If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

       B. [/]  Variable annuity contracts? (Y/N)_______________
                                                                             ---
                                                                             Y/N

       C. [/]  Scheduled premium variable life contracts? (Y/N)______
                                                                             ---
                                                                             Y/N

       D. [/]  Flexible premium variable life contracts? (Y/N)______
                                                                             ---
                                                                             Y/N

       E. [/]  Other types of insurance products registered under
               the Securities Act of 1933? (Y/N)_________________            ---
                                                                             Y/N

118.  [/]  State the number of series existing at the
           end of the period that had securities
           registered under the Securities Act of
           1933______________                                     ______

119.  [/]  State the number of new series for which
           registration statements under the Securities           ______
           Act of 1933 became effective during the period

120.  [/]  State the total value of the portfolio securities on the date of deposit for the new series
           included in item 119 ($000's omitted)___________       ______

121.  [/]  State the number of series for which a current
           prospectus was in existence at the end of the
           period__________________________________________       ______

122.  [/]  State the number of existing series for which
           additional units were registered under the
           Securities Act of 1933 during the current period       ______

123.  [/]  State the total value of the additional units
           considered in answering item 122 ($000's omitted)     $______

124.  [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series
           during the current period (the value of these units
           is to be measured on the date they were placed in
           the subsequent series) ($000's omitted)               $______

125.  [/]  State the total dollar amount of sales loads
           collected (before reallowances to other brokers
           or dealers) by Registrant's principal underwriter
           and any underwriter which is an affiliated person
           of the principal underwriter during the current
           period solely from the sale of units of all series
           of Registrant ($000's omitted)                        $     4
								  ------

                                                         -----------------------
                                                         If filing more than one
     For period ending 12/31/07                          Page 46, "X"  box: [ ]
                                                         -----------------------
     File number 811-2691


126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
      operations in Registrant's units (include the sales
      loads, if any, collected on units of a prior series
      placed in the portfolio of a subsequent series.)
      ($000's omitted)                                              $  0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

					Number of Total Assets Total Income
                                        Series     ($000's     Distributions
                                        Investing  omitted)    (000's omitted)
                                        ---------  -------     ---------------

A.   U.S. Treasury direct issue         --------- $ -------    $ --------

B.   U.S. Government agency             --------- $ -------    $ --------

C.   State and municipal tax-free       --------- $ -------    $ --------

D.   Public utility debt                --------- $ -------    $ --------

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent        --------- $ -------    $ --------

F.   All other corporate intermed. &
     long-term debt                     --------- $ -------    $ --------


G.   All other corporate short-term
     debt            			--------- $ -------    $ --------

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers  		                --------- $ -------    $ --------

I.   Investment company equity
     securities                                 1 $  15,955    $      693
                                        ---------   -------      --------

J.   All other equity securities        --------- $ -------    $ --------

K.   Other securities                   --------- $ -------    $ --------

L.   Total assets of all series of
     registrants            	                1 $  15,955    $      693
					---------   -------      --------

                                                         -----------------------
     For period ending      12/31/07                     If filing more than one
                                                         Page 47, "X" box: [ ]
     File number  811-2691                               -----------------------


128.  [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of
           Registrant's series at the end of the current
           period insured or guaranteed by an entity other
           than the issuer? (Y/N)                                 ------
                                                                    Y/N
129.  [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
           or interest at the end of the current period? (Y/N)    ------
                                                                    Y/N
            [If answer is "N" (No), go to item 131.]

130.  [/]  In computations of NAV or offering price per unit, is any part of the value -- attributed to
           instruments identified in item 129 derived from
           insurance or guarantees? (Y/N)                         ------
                                                                    Y/N
            [If answer is "N" (No), go to item 131.]

131.  Total expenses incurred by all series of Registrant
      during the current reporting period ($000's omitted)       $    25
                                                                  ------
132.  [/]  List the "811" (Investment Company Act of 1940)
           registration number for all Series of Registrant that are being included in this filing

811-_______     811-_______     811-_______     811-_______     811-_______

811-_______     811-_______     811-_______     811-_______     811-_______

811-_______     811-_______     811-_______     811-_______     811-_______

         This report is signed on behalf of the depositor in the City and State of New York on the 29th day of February, 2008.



                                                  FIRST INVESTORS CORPORATION
                                                  Depositor

Witness   /s/ Larry R. Lavoie                     By /s/ Robert M. Flanagan
          -------------------                        ----------------------
          Larry R. Lavoie                            Robert M. Flanagan
          Secretary                                  President